Organization and principal activities (Contractual arrangements with the Group's VIEs) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2018
Noncontrolling Interest [Line Items]
Equity interests, ownership Percentage	68.80%	68.80%
Accumulated losses	¥ 2,600.0
58 Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage by parent				100.00%
Wanglin [Member]
Noncontrolling Interest [Line Items]
Proceeds from service fee	12.8	¥ 18.7	¥ 0.4
Amount of interest free loans	¥ 7.8
Haoyong Yang [Member] | Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Equity interests, ownership Percentage				0.30%
Chunyan Guo [Member] | Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Equity interests, ownership Percentage				20.00%
Yang Liu [Member] | Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Equity interests, ownership Percentage				30.70%